Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 6,715	$ 5,501
Adjustments to reconcile net income to net cash provided by Operating activities:
Depreciation and amortization	332	407
Net security (gains) losses	(9)	5
Amortization of intangibles	98	98
Net accretion of securities and loan fees	(21)	(129)
Income from investment in life insurance	(508)	(508)
Loss on other real estate owned	46	0
Deferred tax (benefit) expense	(96)	30
Net (increase) decrease in accrued interest receivable and other assets	(903)	236
Net increase (decrease) in accrued interest payable and other liabilities	463	(184)
Net Cash Provided by Operating Activities	6,117	5,456
Cash Flows from Investing Activities
Purchases of securities	(74,124)	(25,239)
Maturities, calls and principal repayments of securities	19,314	32,432
Redemption of restricted investments in bank stock	805	228
Net decrease in loans	12,474	13,058
Proceeds from sale of foreclosed real estate	49	3
Purchases of premises and equipment	(94)	(182)
Net Cash (Used in) Provided by Investing Activities	(41,576)	20,300
Cash Flows from Financing Activities
Net increase in deposits	27,322	6,764
Net increase (decrease) in short-term borrowings	11,750	(31,150)
Dividends paid	(2,747)	(2,517)
Net Cash Provided by (Used in) Financing Activities	36,325	(26,903)
Net Increase (Decrease) in Cash and Cash Equivalents	866	(1,147)
Cash and Cash Equivalents - Beginning	5,594	6,741
Cash and Cash Equivalents - Ending	6,460	5,594
Supplementary Cash Flows Information
Interest paid	2,080	2,862
Income taxes paid	825	1,375
Loans transferred to foreclosed real estate	26	80
Non-Cash Investing Activities
Purchase of investment securities not settled until 2011 included in other assets and other liabilities	$ 0	$ 1,731